DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED GOVERNMENT GRANTS
Schedule of movements of deferred government grants

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at beginning of the year	15,792	8,501	6,174	969
Recognized as a reduction of depreciation expense	(7,291)	(2,327)	(1,806)	(284)
Balance at end of the year	8,501	6,174	4,368	685